Contract Balances (Tables)	12 Months Ended
Dec. 31, 2021
Contract Balances [Abstract]
Schedule of reconciliation of accounts receivable
		As of December 31,
	Note	2020	2021
Accounts receivable derived from governments cooperative arrangements	(i)	15,860	38,442
Accounts receivable from other customers	(ii)	14,919	1,533
Accounts receivable		30,779	39,975
Less: allowance for doubtful accounts		—	—
Accounts receivable, net		30,779	39,975

Schedule of contract liabilities
	As of December 31,
	2020	2021
Tuition fee	142,726	132,246
Accommodation fee	12,479	15,020
Deposit	32	32
Teaching and Miscellaneous Fees	730	3,112
Training fee	90	5,163
Service charge	8,134	663
Contract liabilities	164,191	156,236

Schedule of deferred revenue
	As of December 31,
	2020	2021
Deferred revenue from governments	26,140	21,344
Others	-	121
Deferred revenue	26,140	21,465